Summary of Significant Accounting Policies - Basic and Diluted Net Income (Loss) (Detail)	11 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$ (228,281)
Numerator: Net Income (Loss) minus Redeemable Net Earnings
Net Income (Loss)	(1,558,095)
Redeemable Common Stock Class A
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	228,281
Income and Franchise Tax	(190,398)
Net Earnings	$ 37,883
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted | shares	41,400,000
Basic and diluted net income per share, Class A | $ / shares	$ 0
Numerator: Net Income (Loss) minus Redeemable Net Earnings
Lees: Redeemable Net Earnings	$ (37,883)
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Basic and diluted net loss per share, Class B | $ / shares	$ 0
Common Class B
Numerator: Earnings allocable to Redeemable Class A Common Stock
Net Earnings	$ 37,883
Denominator: Weighted Average Redeemable Class A Common Stock
Basic and diluted net income per share, Class A | $ / shares	$ (0.15)
Numerator: Net Income (Loss) minus Redeemable Net Earnings
Net Income (Loss)	$ (1,558,095)
Lees: Redeemable Net Earnings	(37,883)
Non-Redeemable Net Loss	$ (1,595,978)
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted | shares	10,350,000
Basic and diluted net loss per share, Class B | $ / shares	$ (0.15)